Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Details Textual) - USD ($) $ in Thousands			6 Months Ended
	Mar. 29, 2021	Nov. 12, 2018	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Accrued Charter Revenue, Net			$ (20,881)		$ (20,349)
Accrued Charter Revenue, Current			10,158		10,885
Accrued Charter Revenue, Noncurrent			12,509		11,627
Amortization of Time Charter Assumed, Liability			69
Deferred Revenue, Current			52,362		25,227
Amortization of Assumed Time Charter, Asset			98	$ 98
Time Charter Assumed Asset Position [Member]
Finite-Lived Intangible Assets, Net			568		667
Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired		60.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)		7 years 4 months 24 days
Company Owning Cape Artemisio [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)	4 years 3 months 18 days
Voyage Charter Agreements in Progress [Member]
Deferred Revenue, Current			14,417
Deferred Revenue [Member]
Accrued Charter Revenue Liability			$ 43,548		$ 42,861